Derivative Financial Instruments (Protection Sold Through Credit Derivatives) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2020	Mar. 31, 2020
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		¥ 559,654	¥ 448,290
Maximum potential/Notional amount, Expiring in 1-5 years		3,465,187	2,919,354
Maximum potential/Notional amount, Expiring over 5 years		805,966	563,987
Maximum potential/Notional amount, Total		4,830,807	3,931,631
Credit derivative (asset) liability at fair value	[1]	(44,687)	(68,903)
Protection sold [Member] | Single Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		479,978	399,994
Maximum potential/Notional amount, Expiring in 1-5 years		2,596,776	2,411,724
Maximum potential/Notional amount, Expiring over 5 years		735,382	543,721
Maximum potential/Notional amount, Total		3,812,136	3,355,439
Credit derivative (asset) liability at fair value	[1]	(35,854)	(60,515)
Protection sold [Member] | Single Name Credit Default Swaps [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]	360,206	303,870
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	2,216,372	2,125,006
Maximum potential/Notional amount, Expiring over 5 years	[2]	648,184	494,040
Maximum potential/Notional amount, Total	[2]	3,224,762	2,922,916
Credit derivative (asset) liability at fair value	[1],[2]	(47,942)	(63,855)
Protection sold [Member] | Single Name Credit Default Swaps [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		118,924	93,671
Maximum potential/Notional amount, Expiring in 1-5 years		377,967	279,892
Maximum potential/Notional amount, Expiring over 5 years		87,198	49,681
Maximum potential/Notional amount, Total		584,089	423,244
Credit derivative (asset) liability at fair value	[1]	12,209	3,358
Protection sold [Member] | Single Name Credit Default Swaps [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		848	2,453
Maximum potential/Notional amount, Expiring in 1-5 years		2,437	6,826
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		3,285	9,279
Credit derivative (asset) liability at fair value	[1]	(121)	(18)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		79,676	48,296
Maximum potential/Notional amount, Expiring in 1-5 years		868,411	507,630
Maximum potential/Notional amount, Expiring over 5 years		70,584	20,266
Maximum potential/Notional amount, Total		1,018,671	576,192
Credit derivative (asset) liability at fair value	[1]	(8,833)	(8,388)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | BK [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		11,638
Maximum potential/Notional amount, Expiring in 1-5 years		451,887	127,331
Maximum potential/Notional amount, Expiring over 5 years		47,557
Maximum potential/Notional amount, Total		511,082	127,331
Credit derivative (asset) liability at fair value	[1]	(1,482)	(1,198)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | BK [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	367,247	28,296
Maximum potential/Notional amount, Expiring over 5 years	[2]	47,557
Maximum potential/Notional amount, Total	[2]	414,804	28,296
Credit derivative (asset) liability at fair value	[1],[2]	(33)	(3)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | BK [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		11,638
Maximum potential/Notional amount, Expiring in 1-5 years		84,640	99,035
Maximum potential/Notional amount, Total		96,278	99,035
Credit derivative (asset) liability at fair value	[1]	(1,449)	(1,195)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | SCHD [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		68,038	48,296
Maximum potential/Notional amount, Expiring in 1-5 years		416,524	380,299
Maximum potential/Notional amount, Expiring over 5 years		23,027	20,266
Maximum potential/Notional amount, Total		507,589	448,861
Credit derivative (asset) liability at fair value	[1]	(7,351)	(7,190)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | SCHD [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]	36,000	20,000
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	169,791	182,306
Maximum potential/Notional amount, Expiring over 5 years	[2]	6,820	14,950
Maximum potential/Notional amount, Total	[2]	212,611	217,256
Credit derivative (asset) liability at fair value	[1],[2]	(3,265)	(1,820)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | SCHD [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1-5 years		7,504	7,595
Maximum potential/Notional amount, Total		7,504	7,595
Credit derivative (asset) liability at fair value	[1]	(141)	(165)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | SCHD [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		32,038	28,296
Maximum potential/Notional amount, Expiring in 1-5 years		239,229	190,398
Maximum potential/Notional amount, Expiring over 5 years		16,207	5,316
Maximum potential/Notional amount, Total		287,474	224,010
Credit derivative (asset) liability at fair value	[1]	¥ (3,945)	¥ (5,205)

[1]	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
[2]	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.